Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (715,427)	$ 1,731,735
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	257,781	292,111
Loss from disposal of fixed assets	(115)	1,011
Changes in allowance for doubtful accounts		100,406
Changes in inventory reserve	(84,956)	(16,508)
Deferred income tax provision (benefit)	556,867	(100,406)
Short-term investment income	(166,931)	(696,430)
Changes in operating assets and liabilities:
Accounts receivable	(1,763,903)	(3,060,116)
Inventories	(488,746)	(860,517)
Advance to suppliers, net	(187,460)	2,664,149
Prepayment for advertising		7,593,960
Advances to related parties		(110,241)
Prepaid expenses and other current assets	(220,969)	(240,164)
Accounts payable	7,928,308	(1,751,013)
Taxes payable	149,684	(157,280)
Accrued expenses and other current liabilities	(465,431)	727,506
Net cash provided by operating activities	4,798,702	6,118,203
Cash flows from investing activities:
Purchases of property and equipment	(646)	(55,629)
Proceeds from disposal of equipment		538
Net cash used in investing activities	(646)	(55,091)
Cash flows from financing activities:
Proceeds from short-term bank loans	1,146,776	1,255,200
Repayment of bank loans	(1,146,776)	(1,255,200)
Proceeds from (repayment of) related party borrowings	2,080,918	(19,991)
Net cash provided by (used in) financing activities	2,080,918	(19,991)
Effect of changes of foreign exchange rates on cash	364,084	115,271
Net increase in cash	7,243,058	6,158,392
Cash, beginning of period	5,711,458	8,077,908
Cash, end of period	12,954,516	14,236,300
Supplemental disclosure of cash flow information
Cash paid for interest	90,044	103,765
Cash paid for income tax	575,132	1,880,314
Supplemental non-cash financing activity:
Cost of construction in progress paid in prior years		$ 448,342